ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW AMERICA GROWTH FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.7%
CONSUMER DISCRETIONARY 14.2%
Automobiles 0.3%
Harley-Davidson	35,000	2,056
		2,056
Hotels, Restaurants & Leisure 1.4%
Chipotle Mexican Grill, Class B (1)	105,000	6,027
International Game Technology	125,000	5,047
		11,074
Household Durables 1.8%
Harman International	145,000	13,932
		13,932
Internet & Catalog Retail 0.5%
Liberty Media Interactive, Class A (1)	175,000	4,168
		4,168
Media 4.2%
EchoStar Communications, Class A (1)	100,000	4,343
Regal Entertainment Group, Class A	625,000	12,419
Scripps, Class A	170,000	7,595
Viacom, Class B (1)	100,000	4,111
XM Satellite Radio Holdings, Class A (1)	400,000	5,168
		33,636
Multiline Retail 0.6%
Kohl's (1)	60,000	4,597
		4,597
Specialty Retail 5.4%
Advance Auto Parts	265,000	10,216
Bed Bath & Beyond (1)	220,000	8,837
Home Depot	240,000	8,818
PETsMART	335,000	11,042
TJX	157,500	4,246
		43,159
Total Consumer Discretionary		112,622
CONSUMER STAPLES 3.7%
Food & Staples Retailing 3.7%
CVS/Caremark	150,000	5,121
Sysco	305,000	10,318
Wal-Mart	165,000	7,747
Whole Foods Market	135,000	6,055
Total Consumer Staples		29,241
ENERGY 5.8%
Energy Equipment & Services 3.2%
Cameron International (1)	125,000	7,849
Smith International	365,000	17,538
		25,387
Oil, Gas & Consumable Fuels 2.6%
EOG Resources	195,000	13,911
Murphy Oil	130,000	6,942
		20,853
Total Energy		46,240
FINANCIALS 5.9%
Capital Markets 3.1%
Fortress Investment Group, Class A	10,000	287
Franklin Resources	70,000	8,458
Legg Mason	60,000	5,653
Morgan Stanley	135,000	10,632
		25,030
Insurance 2.1%
Genworth Financial, Class A	150,000	5,241
Hartford Financial Services	62,500	5,974
Willis Group Holdings	145,000	5,739
		16,954
Thrifts & Mortgage Finance 0.7%
Countrywide Financial	155,000	5,214
		5,214

Total Financials		47,198
HEALTH CARE 16.2%
Biotechnology 4.7%
Amgen (1)	185,000	10,338
Cephalon (1)	45,000	3,204
Genentech (1)	125,000	10,265
Gilead Sciences (1)	140,000	10,710
Martek Biosciences (1)	75,000	1,547
Vertex Pharmaceuticals (1)	60,000	1,682
		37,746
Health Care Equipment & Supplies 4.5%
Dentsply International	200,000	6,550
Intuitive Surgical (1)	45,000	5,471
ResMed (1)	90,000	4,533
St. Jude Medical (1)	325,000	12,223
Stryker	100,000	6,632
		35,409
Health Care Providers & Services 4.1%
Aetna	300,000	13,137
Express Scripts (1)	40,000	3,229
Laboratory Corporation of America (1)	150,000	10,895
UnitedHealth Group	95,000	5,032
		32,293
Life Sciences Tools & Services 0.3%
Covance (1)	35,000	2,077
		2,077
Pharmaceuticals 2.6%
Elan, ADR (1)	390,000	5,183
Eli Lilly	195,000	10,474
Sepracor (1)	115,000	5,362
		21,019
Total Health Care		128,544
INDUSTRIALS & BUSINESS SERVICES 17.4%
Aerospace & Defense 1.7%
General Dynamics	105,000	8,022
United Technologies	80,000	5,200
		13,222
Air Freight & Logistics 2.7%
Expeditors International of Washington	265,000	10,950
UPS, Class B	101,000	7,080
UTi Worldwide	150,000	3,687
		21,717
Airlines 1.4%
Southwest Airlines	760,000	11,172
		11,172
Commercial Services & Supplies 2.6%
ChoicePoint (1)	200,000	7,486
Corporate Executive Board	145,000	11,014
Stericycle (1)	27,500	2,242
		20,742
Construction & Engineering 0.7%
Foster Wheeler (1)	100,000	5,839
		5,839
Electrical Equipment 0.9%
AMETEK	195,000	6,735
		6,735
Industrial Conglomerates 3.8%
GE	400,000	14,144
Roper Industries	200,000	10,976
Tyco International	165,000	5,206
		30,326
Machinery 1.9%
Deere	25,000	2,716
ESCO Technologies (1)	45,000	2,017
ITT	65,000	3,921
Joy Global	150,000	6,435
		15,089
Trading Companies & Distributors 1.7%
Fastenal	385,000	13,494
		13,494
Total Industrials & Business Services		138,336
INFORMATION TECHNOLOGY 33.9%
Communications Equipment 3.7%
Cisco Systems (1)	670,000	17,105
Juniper Networks (1)	400,000	7,872
QUALCOMM	105,000	4,479
		29,456
Computers & Peripherals 2.2%
Apple (1)	95,000	8,826
Dell (1)	380,000	8,820
		17,646
Internet Software & Services 5.4%
eBay (1)	480,000	15,912
Google, Class A (1)	26,000	11,912
Yahoo! (1)	475,000	14,863
		42,687
IT Services 4.6%
Affiliated Computer Services, Class A (1)	165,000	9,715
Automatic Data Processing (1)	155,000	6,781
Broadridge Financial (1)	2,950	58
First Data	200,000	5,380
Global Payments	210,000	7,153
Iron Mountain (1)	290,000	7,578
		36,665
Semiconductor & Semiconductor Equipment 6.8%
Altera (1)	355,000	7,096
Analog Devices	150,000	5,174
Broadcom, Class A (1)	320,000	10,262
Integrated Device Technology (1)	425,000	6,554
Marvell Technology Group (1)	485,000	8,153
Microchip Technology	245,000	8,705
Xilinx	315,000	8,105
		54,049
Software 11.2%
Adobe Systems (1)	330,000	13,761
Amdocs (1)	325,000	11,856
Electronic Arts (1)	225,000	11,331
Intuit (1)	260,000	7,114
Jack Henry & Associates	140,000	3,367
Microsoft	450,000	12,541
NAVTEQ (1)	315,000	10,867
Red Hat (1)	120,000	2,752
Salesforce.com (1)	75,000	3,212
Symantec (1)	475,000	8,217
THQ (1)	110,000	3,761
		88,779
Total Information Technology		269,282
MATERIALS 0.8%
Chemicals 0.8%
Monsanto	85,000	4,672
Potash Corporation of Saskatchewan	12,000	1,919
Total Materials		6,591
TELECOMMUNICATION SERVICES 1.8%
Wireless Telecommunication Services 1.8%
American Tower Systems, Class A (1)	355,000	13,827
Total Telecommunication Services		13,827
Total Common Stocks (Cost $671,528)		791,881
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	834,229	834
Total Short-Term Investments (Cost $834)		834
Total Investments in Securities
99.8% of Net Assets (Cost $672,362)		$792,715

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New America Growth Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New America Growth Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $672,362,000. Net unrealized gain aggregated $120,353,000 at period-end, of which $138,764,000 related to appreciated investments and $18,411,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $27,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $834,000 and $5,257,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New America Growth Fund

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007